Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure of other provisions [line items]
Current	$ 2,106	$ 2,175
Non-current	9,459	8,928
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the reporting period	1,914	1,285
Movement in provisions	(186)	629
Utilised	(177)
Change in estimate	28	579
Amortisation of discounting impacting net finance costs	57	108
Exchange translation	(84)
Current	500	440
Non-current	1,228	1,474
At the end of the reporting period	1,728	1,914
Samarco dam failure [member] | Samarco Total Provision [Member]
Disclosure of other provisions [line items]
Utilised	(180)	(328)
Exchange translation	(97)	7
Samarco dam failure [member] | Samarco Germano Dam Decommissioning One [Member]
Disclosure of other provisions [line items]
Change in estimate	$ 6	$ 263